Earnings per share (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Earnings per share
Net profit attributable to owners of WBC	$ 5,458	$ 2,290	$ 6,784
Adjustment for RSP dividends - Basic	(2)	(2)	(6)
Adjustment for RSP dividends - Diluted		(2)	(6)
Adjustment for potential dilution: Distributions to convertible loan capital holders	218		290
Adjusted net profit attributable to owners of WBC - Basic	5,456	2,288	6,778
Adjusted net profit attributable to owners of WBC - Diluted	$ 5,676	$ 2,288	$ 7,068
Weighted average number of ordinary shares (millions)
Weighted average number of ordinary shares on issue	3,657	3,595	3,456
Treasury shares (including RSP share rights)	(4)	(5)	(6)
Adjustment for potential dilution: Share-based payments	4	1	1
Adjustment for potential dilution: Convertible loan capital	461		278
Adjusted weighted average number of ordinary shares - Basic	3,653	3,590	3,450
Adjusted weighted average number of ordinary shares - Diluted	4,118	3,591	3,729
Earnings per ordinary share (cents) - Basic	$ 1.494	$ 0.637	$ 1.965
Earnings per ordinary share (cents) - Diluted	$ 1.378	$ 0.637	$ 1.895